Securities - Securities with Unrealized Losses Not Recognized in Income (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	$ 54,040	$ 65,891
12 Months or less, Unrealized Loss	(336)	(1,185)
More than 12 months, Fair Value	36,125	4,261
More than 12 months, Unrealized Loss	(718)	(63)
Total Fair Value	90,165	70,152
Total Unrealized Loss	(1,054)	(1,248)
U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	20,449	13,271
12 Months or less, Unrealized Loss	(100)	(61)
More than 12 months, Fair Value	6,617	893
More than 12 months, Unrealized Loss	(92)	(16)
Total Fair Value	27,066	14,164
Total Unrealized Loss	(192)	(77)
Obligations of States and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	4,057	17,167
12 Months or less, Unrealized Loss	(41)	(558)
More than 12 months, Fair Value	7,309	519
More than 12 months, Unrealized Loss	(131)	(16)
Total Fair Value	11,366	17,686
Total Unrealized Loss	(172)	(574)
Mortgage-backed Securities in Government Sponsored Entities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or less, Fair Value	29,534	35,453
12 Months or less, Unrealized Loss	(195)	(566)
More than 12 months, Fair Value	22,199	2,849
More than 12 months, Unrealized Loss	(495)	(31)
Total Fair Value	51,733	38,302
Total Unrealized Loss	$ (690)	$ (597)